Schedule of Investments (unaudited) March 31, 2022	BlackRock LifePath® Dynamic 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 80.9%
BlackRock Advantage Emerging Markets Fund, Class K	2,260,443	$24,480,601
BlackRock Tactical Opportunities Fund, Class K	1,054,568	14,637,403
Diversified Equity Master Portfolio	$129,822,513	129,822,513
International Tilts Master Portfolio	$38,666,031	38,666,031
iShares Developed Real Estate Index Fund, Class K	1,031,025	11,815,548
iShares MSCI EAFE Small-Cap ETF	222,764	14,778,164

		234,200,260

Fixed-Income Funds — 13.5%
Advantage CoreAlpha Bond Master Portfolio	$10,300,940	10,300,940
iShares Core U.S. Aggregate Bond ETF	79,653	8,530,836
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	11,267	1,362,631
iShares TIPS Bond ETF(b)	90,855	11,317,807
Master Total Return Portfolio	$7,629,392	7,629,392

		39,141,606

Security	Shares	Value

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)	12,091,253	$12,088,834
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)	13,873,326	13,873,326

		25,962,160

Total Investments — 103.4% (Cost: $252,556,934)		299,304,026

Liabilities in Excess of Other Assets — (3.4)%		(9,858,471)

Net Assets — 100.0%		$289,445,555

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$11,010,625	$55,420	(a)(b)	$—	$(205,164)	$(559,941)	$10,300,940	$10,300,940	$55,420		$—
BlackRock Advantage Emerging Markets Fund, Class K	27,271,662	—		(491,546)	(305,584)	(1,993,931)	24,480,601	2,260,443	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,808,483	9,285,451	(a)	—	(5,374)	274	12,088,834	12,091,253	5,758	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,643,640	5,229,686	(a)	—	—	—	13,873,326	13,873,326	2,011		—
BlackRock Tactical Opportunities Fund, Class K	14,827,225	—		—	—	(189,822)	14,637,403	1,054,568	—		—
Diversified Equity Master Portfolio	137,197,917	275,427	(a)(b)	—	973,080	(8,623,911)	129,822,513	$129,822,513	275,427		—
International Tilts Master Portfolio	41,922,691	273,597	(a)(b)	—	(326,300)	(3,203,957)	38,666,031	$38,666,031	273,597		—
iShares Core U.S. Aggregate Bond ETF	9,086,814	—		—	—	(555,978)	8,530,836	79,653	25,657		—
iShares Developed Real Estate Index Fund, Class K	12,510,663	287,705		(493,176)	28,596	(518,240)	11,815,548	1,031,025	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,493,103	—		—	—	(130,472)	1,362,631	11,267	5,606		—
iShares MSCI EAFE Small-Cap ETF	16,281,821	—		—	—	(1,503,657)	14,778,164	222,764	—		—
iShares TIPS Bond ETF	10,785,358	1,372,232		(444,505)	(7,457)	(387,821)	11,317,807	90,855	56,033		—
Master Total Return Portfolio	8,151,206	84,059	(a)(b)	—	(123,337)	(482,536)	7,629,392	$7,629,392	84,059		—

					$28,460	$(18,149,992)	$299,304,026		$783,568		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	14	04/14/22	$1,296	$22,654
TOPIX Index	55	06/09/22	8,708	673,668
S&P/TSE 60 Index	36	06/16/22	7,586	118,319
FTSE 100 Index	28	06/17/22	2,739	117,385
FTSE/MIB Index	9	06/17/22	1,206	62,977
MSCI EAFE Index	31	06/17/22	3,324	123,741
Russell 2000 E-Mini Index	36	06/17/22	3,720	62,332
S&P 500 E-Mini Index	11	06/17/22	2,492	155,401
10-Year U.S. Treasury Note	100	06/21/22	12,275	(257,788)

				1,078,689

Short Contracts
S&P 500 Micro E-Mini Index	42	06/17/22	951	(56)
Ultra U.S. Treasury Bond	28	06/21/22	4,956	195,269
5-Year U.S. Treasury Note	177	06/30/22	20,276	652,276

				847,489

				$1,926,178

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,452,000	USD	3,265,670	Deutsche Bank AG	06/15/22	$69,778
CAD	404,000	USD	320,748	Bank of America N.A.	06/15/22	2,353
CAD	367,000	USD	290,484	Morgan Stanley & Co. International PLC	06/15/22	3,027
CAD	8,626,945	USD	6,812,098	Morgan Stanley & Co. International PLC	06/15/22	87,350
CAD	4,120,000	USD	3,219,182	Nomura International PLC	06/15/22	75,811
USD	41,190	EUR	37,000	Morgan Stanley & Co. International PLC	06/15/22	148
USD	531,393	JPY	61,291,000	Morgan Stanley & Co. International PLC	06/15/22	27,004
USD	3,372,456	JPY	388,979,565	Morgan Stanley & Co. International PLC	06/15/22	171,381

						436,852

EUR	8,255,014	USD	9,199,022	Bank of America N.A.	06/15/22	(42,249)
JPY	388,980,000	USD	3,379,766	Deutsche Bank AG	06/15/22	(178,688)
USD	3,245,667	AUD	4,451,909	Morgan Stanley & Co. International PLC	06/15/22	(89,712)
USD	3,253,332	CAD	4,119,960	Bank of America N.A.	06/15/22	(41,630)
USD	9,004,707	EUR	8,255,000	Deutsche Bank AG	06/15/22	(152,051)

						(504,330)

						$(67,478)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$65,711,716	$—	$—	$65,711,716
Fixed-Income Funds	21,211,274	—	—	21,211,274
Money Market Funds	25,962,160	—	—	25,962,160

	$112,885,150	$—	$—	112,885,150

Investments Valued at NAV(a)				186,418,876

				$299,304,026

Derivative Financial Instruments(b)
Assets
Equity Contracts	$459,793	$876,684	$—	$1,336,477
Foreign Currency Exchange Contracts	—	436,852	—	436,852
Interest Rate Contracts	847,545	—	—	847,545
Liabilities
Equity Contracts	(56)	—	—	(56)
Foreign Currency Exchange Contracts	—	(504,330)	—	(504,330)
Interest Rate Contracts	(257,788)	—	—	(257,788)

	$1,049,494	$809,206	$—	$1,858,700

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

Portfolio Abbreviation (continued)

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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